Cover	Apr. 24, 2024
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	001-35476
Entity Registrant Name	Air T Inc
Entity Central Index Key	0000353184
Entity Tax Identification Number	52-1206400
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11020 David Taylor Drive, Suite 305
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28262
City Area Code	980
Local Phone Number	595-2840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	AIRT
Security Exchange Name	NASDAQ
Alpha Income Preferred Securities Also Referred To As 8 Cumulative Capital Securities Aip [Member]
Entity Information [Line Items]
Title of 12(b) Security	Alpha Income Preferred Securities (also referred to as 8% Cumulative Capital Securities) (“AIP”)
Trading Symbol	AIRTP
Security Exchange Name	NASDAQ
Air T Funding [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	001-35476
Entity Registrant Name	Air T Funding
Entity Central Index Key	0001760001
Entity Tax Identification Number	52-1206400
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11020 David Taylor Drive, Suite 305
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28262
City Area Code	980
Local Phone Number	595-2840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false